October 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF
(collectively, the “Schwab U.S. ETFs”)

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF
(collectively, the “Schwab International ETFs”)

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury ETF

Schwab U.S. Aggregate Bond ETF
(collectively, the “Schwab Fixed-Income ETFs”)

Schwab U.S. REIT ETF

each a series of Schwab Strategic Trust

(File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of Schwab Strategic Trust, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses with respect to (1) the Schwab U.S. ETFs and the Schwab International ETFs, each dated December 17, 2011, as amended September 20, 2012, (2) the Schwab Fixed-Income ETFs, dated April 30, 2012, as amended September 20, 2012, and (3) the Schwab U.S. REIT ETF, dated June 28, 2012, as amended September 20, 2012, filed pursuant to Rule 497(e) under the Securities Act of 1933, (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (720) 785-8524.

Very truly yours,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel